INCOME TAXES (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended			132 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Income taxes
Unified income tax rate					25.00%
Current and deferred components of the income tax expense
Current tax expense		$ 6,351	$ 9,291	$ 3,842
Deferred tax expense		(3,892)	(5,479)	(1,687)
Income tax expense net		2,459	3,812	2,155
Deferred tax assets
Accrued expenses	$ 4,094	4,094	3,615	2,918	$ 4,094
Net operating loss carry-forwards	14,123	14,123	11,337	6,306	14,123
Total deferred tax assets	18,217	18,217	14,952	9,224	18,217
Less: valuation allowance	(2,022)	(2,022)	(2,522)	(2,273)	(2,022)
Deferred tax assets, net	16,195	16,195	12,430	6,951	16,195
Deferred tax liabilities
Acquired intangible assets, net	1,110	1,110			1,110
Total deferred tax liabilities	1,110	1,110			1,110
Net operating loss carried forward	56,492	56,492	45,348		56,492
Reconciliation of the effective tax rate and the statutory income tax rate
Income before income taxes		1,037	10,592	8,231
Income tax expense computed at an applicable tax rate of 25%		259	2,648	2,058
Permanent differences		10	6	80
Effect of income tax rate difference in other jurisdictions		2,690	909
Change in valuation allowance		(500)	249	17
Income tax expense net		$ 2,459	$ 3,812	$ 2,155
Withholding tax (as a percent)		10.00%
Deferred tax liabilities accrued for the Chinese dividend withholding taxes	$ 0	$ 0			$ 0
Assessable profits of HK$2 million | Hong Kong
Income taxes
Profits tax rate (as a percent)	8.25%
Assessable profits in excess of HK$2 Million | Hong Kong
Income taxes
Profits tax rate (as a percent)	16.50%